UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         April 26, 2006 to May 25, 2006


Commission File Number of issuing entity: 333-121990-06


                J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-121990


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566469, 56-2566470, 56-2566471
                          ----------------------------
                      (I.R.S. Employer Identification No.)

c/o U.S. Bank National Association
One Penn Plaza, Suite 2700
New York, NY                                                       10119
--------------------------------------                           ---------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (800) 665-9343
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


                  Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On May 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on May 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                       J.P. MORGAN ACCEPTANCE CORPORATION I
                                       (Depositor)

                               By:     /s/ William C. Buell
                                       ------------------------------------
                                       William C. Buell
                                       Vice President

                               Date:   June 7, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE1 Asset-Backed Pass-Through Certificates, Series 2006-FRE1 relating to the May 25, 2006 distribution.


                                     EX-99.1
                 JP Morgan Mortgage Acquisition Corp, 2006-FRE1
                                  May 25, 2006


                                Table of Contents
Distribution Report                                                           3
Factor Report                                                                 4
Principal Funds Remittance Report                                             5
Interest Funds Remittance Report                                              5
Prepayment Penalties Report                                                   6
Prepayment Penalties Historical 12 Month Trend                                6
Collateral Pool Detail                                                        7
Advance Reporting                                                             7
Pooled Weighted Average Remaining Terms and Net Mortgage Rates                7
Delinquent Mortgage Loans                                                     8
Delinquency Trend Group                                                       9
Bankruptcies                                                                 10
Foreclosures                                                                 11
REO Properties                                                               12
REO Property Scheduled Balance                                               13
Principal Payoffs by Group occurred in this Distribution                     13
Realized Loss group Report                                                   14


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Patrick B. Okas
                  JPMorgan Chase Bank, N.A. - ITS - Global Debt
                                4 NYP, 6th Floor,
                            New York, New York 10004
                    Tel: (212) 623-4469 / Fax: (212) 623-5858


-----------------------------------------------------------------------------------------------------------------------------------
                                                         DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             PRINCIPAL                                                    REALIZED   DEFERRED      PRINCIPAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
    A1        279,696,000.00      256,155,113.45  9,938,558.15  1,107,738.52 11,046,296.67       0.00        0.00   246,216,555.30
    A2        203,526,000.00      161,018,711.01 13,600,088.06    674,853.57 14,274,941.63       0.00        0.00   147,418,622.95
    A3        248,661,000.00      248,661,000.00          0.00  1,067,041.65  1,067,041.65       0.00        0.00   248,661,000.00
    A4         25,395,000.00       25,395,000.00          0.00    111,090.00    111,090.00       0.00        0.00    25,395,000.00
    M1         40,496,000.00       40,496,000.00          0.00    180,523.74    180,523.74       0.00        0.00    40,496,000.00
    M2         36,953,000.00       36,953,000.00          0.00    165,653.52    165,653.52       0.00        0.00    36,953,000.00
    M3         22,273,000.00       22,273,000.00          0.00    100,031.38    100,031.38       0.00        0.00    22,273,000.00
    M4         20,248,000.00       20,248,000.00          0.00     92,455.41     92,455.41       0.00        0.00    20,248,000.00
    M5         17,717,000.00       17,717,000.00          0.00     81,489.05     81,489.05       0.00        0.00    17,717,000.00
    M6         16,198,000.00       16,198,000.00          0.00     75,987.25     75,987.25       0.00        0.00    16,198,000.00
    M7         15,692,000.00       15,692,000.00          0.00     81,197.99     81,197.99       0.00        0.00    15,692,000.00
    M8         14,174,000.00       14,174,000.00          0.00     75,705.46     75,705.46       0.00        0.00    14,174,000.00
    M9         11,136,000.00       11,136,000.00          0.00     67,831.05     67,831.05       0.00        0.00    11,136,000.00
   M10         12,149,000.00       12,149,000.00          0.00     75,520.01     75,520.01       0.00        0.00    12,149,000.00
   M11         10,630,000.00       10,630,000.00          0.00     66,077.67     66,077.67       0.00        0.00    10,630,000.00
    P                 100.00              100.00          0.00    306,860.90    306,860.90       0.00        0.00           100.00
    R                   0.00                0.00          0.00          0.00          0.00       0.00        0.00             0.00
  TOTALS      974,944,100.00      908,895,924.46 23,538,646.21  4,330,057.17 27,868,703.38       0.00        0.00   885,357,278.25
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                ORIGINAL         BEGINNING                                                                             ENDING
                FACE             NOTIONAL                                                     REALIZED   DEFERRED      NOTIONAL
CLASS           VALUE            BALANCE          PRINCIPAL       INTEREST          TOTAL     LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
    C       1,011,827,945.46      946,333,558.45          0.00  1,723,664.68  1,723,664.68       0.00        0.00   922,794,912.23
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                        FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          PRINCIPAL        PRINCIPAL           INTEREST              TOTAL           PRINCIPAL         RATE
-----------------------------------------------------------------------------------------------------------------------------------
  A1        46626LFX3      915.83402498  35.53342969           3.96050898         39.49393867        880.30059529        5.189380%
  A2        46626LFK1      791.14565712  66.82236206           3.31581012         70.13817218        724.32329506        5.029380%
  A3        46626LFL9    1,000.00000000   0.00000000           4.29115000          4.29115000      1,000.00000000        5.149380%
  A4        46626LFM7    1,000.00000000   0.00000000           4.37448317          4.37448317      1,000.00000000        5.249380%
  M1        46626LFN5    1,000.00000000   0.00000000           4.45781657          4.45781657      1,000.00000000        5.349380%
  M2        46626LFP0    1,000.00000000   0.00000000           4.48281655          4.48281655      1,000.00000000        5.379380%
  M3        46626LFQ8    1,000.00000000   0.00000000           4.49114982          4.49114982      1,000.00000000        5.389380%
  M4        46626LFR6    1,000.00000000   0.00000000           4.56615024          4.56615024      1,000.00000000        5.479380%
  M5        46626LFS4    1,000.00000000   0.00000000           4.59948355          4.59948355      1,000.00000000        5.519380%
  M6        46626LFT2    1,000.00000000   0.00000000           4.69115014          4.69115014      1,000.00000000        5.629380%
  M7        46626LFU9    1,000.00000000   0.00000000           5.17448318          5.17448318      1,000.00000000        6.209380%
  M8        46626LFV7    1,000.00000000   0.00000000           5.34114999          5.34114999      1,000.00000000        6.409380%
  M9        46626LFW5    1,000.00000000   0.00000000           6.09115032          6.09115032      1,000.00000000        7.309380%
  M10       46626LFY1    1,000.00000000   0.00000000           6.21615030          6.21615030      1,000.00000000        7.459380%
  M11       46626LFZ8    1,000.00000000   0.00000000           6.21614958          6.21614958      1,000.00000000        7.459380%
   P           N/A       1,000.00000000   0.00000000   3,068,609.00000000  3,068,609.00000000      1,000.00000000        0.000000%
TOTALS                     932.25439742  24.14358547           4.44133891         28.58492439        908.11081194
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                            BEGINNING                                                                  ENDING            PASS-THRU
CLASS        CUSIP          NOTIONAL         PRINCIPAL           INTEREST              TOTAL           NOTIONAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
   C           N/A         935.27122145   0.00000000           1.70351559          1.70351559        912.00773449        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Principal Funds Remittance Report
                                                     Group 1            Group 2            Total
Scheduled Principal Payments                      229,514.98         363,801.31       593,316.29
Principal Prepayments                           9,433,932.63      13,277,418.61    22,713,594.26
Curtailments                                      271,110.15            -835.04       270,275.11
Cutailment Interest Adjustments                     3,074.82            -196.54         2,878.28
Repurchased Principal Amounts                           0.00               0.00             0.00
Substitution Principal Amounts                          0.00               0.00             0.00
Net Liquidation Proceeds                                0.00               0.00             0.00
Other Principal Adjustments                             0.00         -41,417.72       -41,417.72
Non Recoverable Prin Advances                          37.18               0.00            37.18
Total Principal Remittance Amount                9,937,595.40      13,598,770.62   23,536,366.02



Interest Funds Remittance Report
                                                     Group 1            Group 2            Total
Scheduled Gross Interest                        2,222,426.03       3,777,533.31     5,999,959.34
Servicing Fees                                    146,039.93         248,265.72       394,305.65
Trustee Fees                                          876.24           1,489.59         2,365.83
Custodian Fees                                        584.16             993.06         1,577.22
Trust Oversight Manager Fees                        4,381.20           7,447.97        11,829.17
Non Recoverable Interest Advances                      79.02               0.00            79.02
Interest Adjust From Prior Periods                      0.00               0.00             0.00
Total Interest Remittance Amount                 2,070,465.48       3,519,336.96    5,589,802.44


Prepayment Penalties Report

              Number of Loans Prepaid with      Balance of Loans Prepaid with    Amount of Prepayment
              Respect to which Prepayment       Respect to which Prepayment      Penalties Collected
              Penalties were Collected          Penalties were Collected
Group 1                  18                             3,489,884.26                   90,451.25
Group 2                  33                             7,212,512.58                  216,409.65
Total                    51                            10,702,396.84                  306,860.90


Collateral Pool Detail
                Beginning Number           Ending Number        Beginning             Ending
                   of Loans                  of Loans           Aggregate           Aggregate
                  Outstanding              Outstanding         Loan Balance        Loan Balance
Group 1              1,969                    1,923           350,495,812.64      340,558,180.06
Group 2              2,710                    2,652           595,837,745.81      582,236,732.17
Total                4,679                    4,575           946,333,558.45      922,794,912.23


Advance Reporting
                     Current              Aggregate
                     Advances             Advances
Group 1                0.00                 0.00
Group 2                0.00                 0.00
Total                  0.00                 0.00


Pooled Weighted Average Remaining Terms and Net Mortgage Rates

                 Weighted Average         Weighted Average
                  Remaining Term            Net Mortgage
                   to Maturity                  Rate
Group 1              353.00                   7.08897%
Group 2              352.00                   7.08784%
Total                352.37                   7.08826%


        Delinquent Mortgage Loans
             Group 1
            Category            Number        Principal Balance        Percentage
             1 Month              65            10,102,095.44          0.029663347
             2 Month              23             3,622,311.81          0.010636396
             3 Month              25             4,719,209.15          0.013857277
              Total              113            18,443,616.40          0.054157021

        Delinquent Mortgage Loans
             Group 2
            Category            Number        Principal Balance        Percentage
             1 Month              105           21,104,914.82          0.036247996
             2 Month               37            7,932,033.13          0.013623382
             3 Month               35           10,215,591.68          0.017545426
              Total               177           39,252,539.63          0.067416804

        * Delinquent Bankruptcies and Foreclosures are not included in the table above.

        Bankruptcies
            Group Number       Number of Loans     Principal Balance    Percentage
                  1                   2               479,221.67           0.14%
                  2                   4               629,888.48           0.11%
              Total                   6             1,109,110.15           0.12%


        Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        1
Principal Balance of Bankruptcy Loans that are Current                                    376,000.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       103,221.67
Total Number of Bankruptcy Loans                                                                   2
Total Principal Balance of Bankruptcy Loans                                               479,221.67

        Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        3
Principal Balance of Bankruptcy Loans that are Current                                    468,458.03
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       161,430.45
Total Number of Bankruptcy Loans                                                                   4
Total Principal Balance of Bankruptcy Loans                                               629,888.48


        Foreclosures
            Group Number     Number of Loans     Principal Balance      Percentage
                  1                 0                   0.00              0.00%
                  2                 0                   0.00              0.00%
              Total                 0                   0.00              0.00%


        Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00

        Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                          0
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                            0.00
Total Number of Foreclosure Loans                                                                  0
Total Principal Balance of Foreclosure Loans                                                    0.00


        REO Properties
            Group Number    Number of Loans      Principal Balance      Percentage
                   1               0                   0.00               0.00%
                   2               0                   0.00               0.00%
               Total               0                   0.00               0.00%


        Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

        Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00


        REO Property Scheduled Balance
          Group Number       Loan Number    REO Date     Schedule Principal Balance
                                                                   0.00
              Total                                                0.00

        Principal Payoffs by Group occurred in this Distribution
          Group Number       Number of Loans     Principal Balance   Percentage
                   1                0              9,433,932.63       2.77%
                   2                0             13,279,661.63       2.28%
              Total                 0             22,713,594.26       2.46%

        Realized Loss Group Report
                                                                                       Balance of          Net Liquidation
         Group Number     Current Loss     Cumulative Loss     Ending Balance       Liquidated Loans           Proceeds
               1                0.00              0.00         340,558,180.06             0.00                   0.00
               2            2,243.02          2,243.02         582,236,732.17             0.00                   0.00
             TOTAL          2,243.02          2,243.02         922,794,912.23             0.00                   0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                   2,243.02
                Group 1                                                                              0.00
                Group 2                                                                          2,243.02

Cumulative Realized Losses - Reduced by Recoveries                                               2,243.02
                Group 1                                                                              0.00
                Group 2                                                                          2,243.02

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00


Trigger Event                                                                                         YES
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 31.75% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                           2.89921%
31.75% of Senior Enhancement Percentage                                                          8.77711%
OR
TEST II - Trigger Event Occurrence                                                                    YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.00022%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       37,437,633.98
Ending Overcollateralization Amount                                                         37,437,633.98
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,575,702.96
Payment to Class C                                                                           1,723,664.68


Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                    0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           159,338.70

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  159,338.70
Withdrawals from the Swap Account                                                              159,338.70
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                         9,096.80
Dividend Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                     9,096.80
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occurred This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        2,052.00
Class M-10                                                                                       3,757.29
Class M-11                                                                                       3,287.51

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        2,052.00
Class M-10                                                                                       3,757.29
Class M-11                                                                                       3,287.51

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                       0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occurred this distribution                                       0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.088259

One-Month LIBOR for Such Distribution Date                                                       4.959380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.189380
Class A-2                                                                                        5.029380
Class A-3                                                                                        5.149380
Class A-4                                                                                        5.249380
Class M-1                                                                                        5.349380
Class M-2                                                                                        5.379380
Class M-3                                                                                        5.389380
Class M-4                                                                                        5.479380
Class M-5                                                                                        5.519380
Class M-6                                                                                        5.629380
Class M-7                                                                                        6.209380
Class M-8                                                                                        6.409380
Class M-9                                                                                        7.309380
Class M-10                                                                                       7.459380
Class M-11                                                                                       7.459380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occurred This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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